UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [x] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    February 4, 2004

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    0

Form 13F information table entry total:

Form 13F information table value total:

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer       Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager(a) Sole(b) (c) None


Abbott Laboratories  COM             002824 10 0    3,701       79,411 SH                20,000   0     0
Agilent Technologies COM             00846u 10 1      604       20,672 SH                 1,265   0     0
American InternationaCOM             026874 10 7    2,828       42,674 SH                18,069   0     0
Amgen Inc.           COM             031162 10 0      208        3,375 SH                   700   0     0
Anheuser Busch       COM             035229 10 3    4,710       89,404 SH                26,200   0     0
Atrix Labs Inc       COM             04962L 10 1      240       10,000 SH                     0   0     0
Auto Data Processing COM             053015 10 3    2,808       70,886 SH                27,400   0     0
Bank of America Corp COM             060505 10 4      310        3,853 SH                   400   0     0
Baxter International COM             071813 10 9    3,073      100,702 SH                31,300   0     0
Becton Dickinson & CoCOM             075887 10 9    2,998	    72,883 SH                12,000   0     0
Bell South           COM             079860 10 2    1,685       59,531 SH                27,500   0     0
Berkshire Hathaway ClCOM             084670 20 7    1,413          502 SH                   285   0     0
Boeing               COM             097023 10 5    1,854       43,989 SH                 1,400   0     0
BP Amoco             AMERN SH        110889 40 9    4,999       81,484 SH                23,982   0     0
Bristol Myers Squibb COM             110122 10 8    2,863      100,087 SH                27,600   0     0
Cadbury Schweppes PLCADR             127209 30 2    2,686       89,867 SH                27,700   0     0
Cardinal Health Inc. COM             14149y 10 8    1,987       32,491 SH                14,900   0     0
ChevronTexaco        COM             166764 10 0    2,614       30,253 SH                10,632   0     0
Cisco Systems        COM             17275R 10 2    3,053      126,032 SH                35,250   0     0
Citigroup Inc        COM             172967 10 1      957       19,718 SH                16,550   0     0
Coca Cola Company    COM             191216 10 0    2,656       52,334 SH                20,800   0     0
Comcast Corp Spl Cl ACOM             200300 20 0    1,127       36 025 SH                18,500   0     0
Comcast Corp New Cl ACOM             20030N 20 0    1,372       41,849 SH                13,071   0     0
ConocoPhillips       COM             20825C 10 4    1,477       22,530 SH                10,400   0     0
Corning Inc          COM             219350 10 5      551       52,859 SH                   550   0     0
Costco Companies Inc.COM             22160Q 10 2    2,619       70,438 SH                24,394   0     0
Disney               COM             254687 10 6    1,880       80,590 SH                29,410   0     0
Dow Jones            COM             260561 10 5    1,316       26,404 SH                13,200   0     0
DuPont               COM             263534 10 9      802       17,473 SH                 5,177   0     0
EMC Corp             COM             268648 10 2    1,186       91,800 SH                62,500   0     0
Eli Lilly            COM             532457 10 8    4,716       67,058 SH                14,100   0     0
Emerson Electric     COM             291011 10 4    1,557       24,055 SH                 6,250   0     0
Exxon Mobil Corp     COM             30231G 10 2    2,763       67,400 SH                26,362   0     0
Gannett              COM             364730 10 1    3,592       40,285 SH                 6,400   0     0
General Electric     COM             369604 10 3    3,610      116,529 SH                45,050   0     0
General Mills	   COM             370334 10 4    1,736       38,325 SH                17,000   0     0
Golden West FinancialCOM             381317 10 6      557        5,400 SH                     0   0     0
Hewlett-Packard CompaCOM             428236 10 3    3,409      148,407 SH                49,495   0     0
Home Depot Inc.      COM             437076 10 2    2,093       58,977 SH                25,300   0     0
Hubbell Inc Class A  CL  A           443510 10 2      617       14,675 SH                 1,100   0     0
Hubbell Inc Class B  CL  B           443510 20 1      508       11,509 SH                   420   0     0
Hutton Tele Trust                    447900 10 1       80       32,000 SH                     0   0     0
Intel Corp           COM             458140 10 0    6,567      204,919 SH                32,900   0     0
Intl Business MachineCOM             459200 10 1    6,487       69,996 SH                14,218   0     0
Jacobson Stores      COM             469834 10 5        0.1     69,255 SH                     0   0     0
Johnson & Johnson    COM             478160 10 4    5,339      103,340 SH                32,997   0     0
Kroger Company       COM             501044 10 1      806       43,558 SH                   600   0     0
Lee Enterprises      COM             523768 10 9      856       19,600 SH                     0   0     0
Liberty Media Gr     COM             001957 20 8    1,809      152,185 SH                61,000   0     0
Lucent Technologies  COM             549463 10 7       85       29,880 SH                   965   0     0
Masco Corp           COM             574599 10 6    2,895      105,628 SH                19,200   0     0
Mc Cormick & Co      COM NON VTG     579780 20 6    2,975       98,824 SH                27,200   0     0
McClatchy Newspapers CL  A           579489 10 5      753       10,950 SH                     0   0     0
Merck                COM             589331 10 7    2,257       48,859 SH                23,340   0     0
Microsoft Corp.      COM             594918 10 4    2,662       97,268 SH                40,000   0     0
Minnesota Mining     COM             604059 10 5    1,819       21,390 SH                 8,800   0     0
Motorola             COM             620076 10 9    2,056      146,884 SH                39,600   0     0
New York Times Class CL  A           650111 10 7    3,469       72,580 SH                19,000   0     0
Oracle Corp		   COM             68389X 10 5      994 	    75,148 SH                55,000   0     0
Park Electrochemical COM		 700416 20 9      203        7,666 SH		          0   0     0
Pepsico Inc          COM             713448 10 8    5,290      115,367 SH                26,600   0     0
Pfizer Inc           COM             717081 10 3   10,760      304,562 SH                68,780   0     0
Procter & Gamble     COM             742718 10 9    3,391       33,950 SH                 6,650   0     0
Royal Dutch PetroleumNY REG GLD1.25  780257 80 4    1,163       22,208 SH                14,600   0     0
S B C Communications COM             78387G 10 3    2,864      109,874 SH                34,000   0     0
Schlumberger         COM             806857 10 8    2,634       48,140 SH                15,400   0     0
Servicemaster        COM             81760N 10 9      211       18,095 SH                     0   0     0
Snap On Tools        COM             833034 10 1      979       30,372 SH                     0   0     0
Target Corporation   COM             87612e 10 6    3,484       90,725 SH                23,900   0     0
Time Warner Inc      COM             887317 10 5    1,381       76,758 SH                16,625   0     0
Tribune Co           COM             896047 10 7    2,509       48,619 SH                16,600   0     0
Tribune / Time WarnerPFD CV 2%       896047 30 5    1,435       17,660 SH                11,000   0     0
U S T Inc            COM             902911 10 6      613       17,175 SH                   675   0     0
Union Pacific Corp   COM             907818 10 8    1,906       27,430 SH                11,550   0     0
United Parcel ServiceCOM		 911312 10 6    2,536       34,020 SH 		      6,325   0     0
Unocal               COM             915289 10 2      288        7,808 SH                     0   0     0
Verizon CommunicationCOM             92343v 10 4    3,214       91,633 SH                30,004   0     0
Vodafone Airtouch ADRADR             92857T 10 7    2,696      104,274 SH                22,975   0     0
Wal-Mart Stores Inc. COM             931142 10 3    1,374       25,900 SH                 1,300   0     0
Wells Fargo & CompanyCOM             949740 10 4    2,825       47,966 SH                 7,900   0     0
Wyeth                COM		 983024 10 0    4,089  	    96,332 SH  	 	     26,400   0     0

Alza Corp 0% 14      SUB LYON        022615 AC 2      526      400,000 PRN                    0   0     0
Loews Corp 3.125% 07 CONV            540424 AL 2      821      855,000 PRN                    0   0     0